Warrants - Activity (Details)	12 Months Ended
Dec. 31, 2024 CAD ($) shares
Number of warrants
Balance - Beginning of year (in shares) | shares	11,628,178
Expired (in shares) | shares	(11,628,178)
Balance - End of year (in shares) | shares	0
Amount
Balance - Beginning of year | $	$ 3,517,867
Expired | $	(3,517,867)
Balance - End of year | $	$ 0